General Information	12 Months Ended
Jun. 30, 2020
General Information About Financial Statements [Abstract]
General Information
General Information
Reporting Entity
Endava plc (the “Company” and, together with its subsidiaries, the “Group” and each a “Group Entity”) is domiciled in London, United Kingdom. The address of the Company’s registered office is 125 Old Broad Street, London, EC2N 1AR. The Group’s expertise spans the entire ideation-to-production spectrum, creating value for our clients through creation of Product and Technology Strategies, Intelligent Digital Experiences, and World Class Engineering, delivered through our 24 capabilities, grouped into four key areas: Define, Design, Build and Run & Evolve.
These consolidated financial statements do not constitute the company's statutory accounts for the years ended 30 June 2020, 2019 or 2018.